Acquisitions and divestments	12 Months Ended
Dec. 31, 2022
Acquisitions and divestments [Abstract]
Acquisitions and divestments [Text Block]

4Acquisitions and divestments

Accounting policies
Acquisitions

The company accounts for business combinations using the acquisition method when control is transferred to the group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and the liabilities assumed. Transaction costs are expensed as incurred. Any contingent consideration is measured at fair value at the acquisition date and is initially presented in Long-term provisions. When the timing and amount of the consideration become more certain, it is reclassified to Accrued liabilities. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in the Consolidated statements of income.

Changes to the initial fair value of the acquired assets and liabilities, based on new information about the circumstances at the acquisition date, can be made up to twelve months after the acquisition date.

Divestments

Upon loss of control, the company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated statements of income. If the company retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity-accounted investee (associate) or as a financial asset, depending on the level of influence retained. Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.

Accounting estimates and judgments

Intangible assets acquired in a business acquisition and the financial liability related to non-controlling interest are measured at fair value at the date of the acquisition.

To determine the fair value of intangible assets at the acquisition date, estimates and assumptions are required. The valuation of the identifiable intangible assets involves estimates of expected sales, earnings and/or future cash flows and require use of key assumptions such as discount rate, royalty rate and growth rates.

Estimates are also applied when determining the fair value of legal cases and tax positions in the acquired entity. The fair value is based on estimates of the likelihood, the expected timing and the amount of the potential cash outflow. Provisions for legal cases and non-income tax positions are recognized at fair value even if it is not probable that an outflow will be required to settle the obligation. After initial recognition and until the liability is settled, cancelled or expired, the liability is measured at the higher of the amount that would be recognized in accordance with IAS 37 'Provisions, contingent liabilities and contingent assets' and the initial liability amount. For income tax positions, the company applies IAS 12 'Income Taxes', which requires recognition of provisions only when the likelihood of cash outflow is considered probable.

2022

Acquisitions

In 2022 Philips completed three acquisitions. The acquisitions involved aggregated net cash outflow of EUR 359 million and contingent consideration of EUR 96 million measured at fair value. Upon acquisition, the company recognized aggregated Goodwill of EUR 307 million, Other intangible assets of EUR 179 million, Deferred tax assets of EUR 20 million and Deferred tax liabilities generated from the intangible assets of EUR 43 million.

Vesper Medical Inc. (Vesper) was the most notable acquisition and is discussed below. The remaining two acquisitions involved aggregated net cash outflow of EUR 139 million and contingent consideration of EUR 61 million measured at fair value. The two acquisitions resulted in aggregated Goodwill of EUR 130 million, Other intangible assets of EUR 95 million and Deferred tax liabilities of EUR 23 million.

The opening balance sheet positions reflect the preliminary determination of the fair value of identifiable assets acquired and liabilities assumed with the acquisitions. The final determination of the fair values will be completed in 2023. As of December 31, 2022, the valuation studies necessary to determine the fair value of the intangible assets and the valuation of goodwill are preliminary.

Since the respective acquisition dates through December 31, 2022, the contribution to sales to third parties and net income of the three acquired entities was not material. The sales and net income of the combined entities would not differ materially from these amounts if the acquisition date had been January 1, 2022. Acquisition-related costs were not material.

Vesper

On January 11, 2022, Philips acquired all shares of Vesper for an amount of EUR 227 million in cash and EUR 34 million contingent consideration at fair value. Vesper, headquartered in Wayne, Pennsylvania, US, is a medical technology company that develops minimally-invasive peripheral vascular devices. The company is developing the Vesper DUO Venous Stent System®, commercialization of which is estimated to start after approval by the US Food and Drug Administration (FDA), expected in 2024. The Vesper DUO Venous Stent System® consists of venous stents intended to treat deep venous obstruction. It provides physicians with a modular portfolio to customize therapy, restore venous flow, and resolve the painful symptoms of deep venous disease for the broad range of patients suffering from chronic venous insufficiency. As of the acquisition date, Vesper forms part of the Image-Guided Therapy business portfolio of the Diagnosis & Treatment segment.

The condensed opening balance sheet of Vesper was as follows:

Opening balance sheet

in millions of EUR

At acquisition date
Vesper Medical Inc,
Assets
Intangible assets excluding goodwill	84
Deferred tax assets	15
Cash	7
Total Assets	106

Liabilities
Accounts payable and other payables	(1)
Deferred tax liabilities	(20)
Total Liabilities	(21)

Total identifiable net assets at fair value	85
Goodwill arising on acquisition	177
Total purchase consideration	262
Of which:
Purchase consideration transferred	227
Contingent consideration	34

Goodwill recognized in the amount of EUR 177 million mainly represents revenue synergies expected from the combination of Philips’ peripheral vascular portfolio and Vesper's venous stenting solution to address the root cause of chronic deep venous disease (DVD). Strong clinical synergies between Vesper’s innovative stenting solution and Philips' existing peripheral vascular offering will help to better support clinicians to decide, guide, treat and confirm during the procedure, thereby enhancing patient care. Vesper Goodwill is not tax-deductible.

The majority of the Intangible assets balance relates to capitalized development costs, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of capitalized development costs is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 12.0%. Capitalized development costs are tested for impairment on an annual basis until FDA approval is obtained and the asset is reclassified to an intangible asset that is depreciated over its economical useful life.

The contingent consideration arrangement requires Philips to pay the former owners of Vesper up to a maximum undiscounted amount of EUR 44 million contingent upon FDA approval of the Vesper DUO Venous Stent System. The fair value of the contingent consideration arrangement of EUR 34 million has been estimated by calculating the present value of the future expected cash flows. The estimate is based on a discount rate of 12% and assumed probability adjusted likelihood of FDA approval at a certain point in time.

Divestments

During 2022 Philips completed two divestments that were not material.

2021

Acquisitions

In 2021 Philips completed two acquisitions, BioTelemetry, Inc. and Capsule Technologies, Inc., that involved aggregated net cash outflow of EUR 2,824 million. Including final purchase price adjustment processed in the course of 2022, the company recognized aggregated Goodwill of EUR 2,113 million, Other intangible assets of EUR 840 million and related Deferred tax liabilities of EUR 206 million.

The condensed opening balance sheets of BioTelemetry and Capsule Technologies were as follows:

Opening balance sheet

in millions of EUR

	At acquisition date
	BioTelemetry	Capsule Technologies
Assets
Intangible assets excluding goodwill	623	217
Property, plant and equipment	42	11
Other non-current assets	48	-
Deferred tax assets	77	17
Inventories	11	11
Receivables and other current assets	75	97
Cash	205	19
Total Assets	1,082	371

Liabilities
Accounts payable and other payables	(278)	(98)
Deferred tax liabilities	(160)	(46)
Long-term liabilities	(82)	(11)
Acquired provision for contingent considerations	(16)
Total Liabilities	(536)	(155)

Total identifiable net assets at fair value	547	217
Goodwill arising on acquisition	1,790	322
Purchase consideration transferred	2,337	539
BioTelemetry

On February 9, 2021, Philips successfully completed a tender offer to acquire all issued and outstanding shares of BioTelemetry, Inc. for USD 72 per share. As a result, BioTelemetry shares were delisted from NASDAQ. The total equity purchase price and the settlement of stock option rights, including BioTelemetry’s cash and debt, involved an amount of EUR 2,132 million and EUR 172 million equity awards consideration paid to employees after the acquisition day.

BioTelemetry, headquartered in Malvern, Pennsylvania, is a leading US-based provider of remote cardiac diagnostics and monitoring solutions. BioTelemetry offers a complete range of clinically validated ambulatory cardiac diagnostics and monitoring services: Short term Holter monitoring services, Long-term Holter monitoring services, Event recorder services, and Mobile Cardiac Outpatient Telemetry (MCOT) services. The acquisition of BioTelemetry is a strong fit with Philips’ cardiac care portfolio, and its strategy to transform the delivery of care along the health continuum with integrated solutions. BioTelemetry, forms part of the Connected Care segment.

Goodwill recognized in the amount of EUR 1,790 million mainly represents revenue synergies expected from the combination of Philips’ cardiac care portfolio and its strategy to transform the delivery of care along the health continuum with integrated solutions, and BioTelemetry complete range of clinically validated ambulatory cardiac diagnostics and monitoring services. BioTelemetry Goodwill is not tax-deductible.

The majority of the Intangible assets balance relates to the Customer relationships asset, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of the Customer relationships asset is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 10.0%. The amortization period of the Customer relationships asset is 14 years. Receivables and other current assets reflect the best estimate at the acquisition date of the contractual cash flows expected to be received.

Since the acquisition date through December 31, 2021, the contribution to sales to third parties and net income of BioTelemetry was EUR 387 million and EUR 32 million loss, respectively. The sales and net income would not differ materially from these amounts if the acquisition date had been on January 1, 2021.

In 2021, acquisition-related costs of EUR 40 million were mainly recognized in General and administrative expenses.

Capsule Technologies

On March 4, 2021, Philips acquired all shares of Capsule Technologies, Inc. for an amount of EUR 520 million in cash. Capsule Technologies, headquartered in Andover, Massachusetts, is a leading provider of medical device integration and data technologies for hospitals and healthcare organizations. Capsule Technologies offers a leading vendor-neutral Medical Device Information Platform with a software-as-a-service business model. The acquisition of Capsule Technologies is a strong fit with Philips’ strategy to transform the delivery of care along the health continuum with integrated solutions. Capsule Technologies, forms part of the Connected Care segment.

Goodwill recognized in the amount of EUR 322 million mainly represents revenue synergies expected from the combination of Philips’ industry-leading portfolio of real-time patient monitoring, therapeutic devices, telehealth, informatics and interoperability solutions and Capsule’s leading Medical Device Information Platform, connected through Philips’ secure vendor-neutral cloud-based HealthSuite digital platform. Capsule Technologies Goodwill is not tax-deductible.

The majority of the Intangible assets balance relates to the Customer relationships asset, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of the Customer relationships asset is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 12.0%. The amortization period of the Customer relationships asset is 17 years.

Receivables and other current assets reflect the best estimate at the acquisition date of the contractual cash flows expected to be received.

Since the acquisition date through December 31, 2021, the contribution to sales to third parties and net income of Capsule was  EUR 75 million and EUR 10 million loss, respectively. The sales and net income would not differ materially from these amounts if the acquisition date had been on January 1, 2021.

In 2021, acquisition-related costs of EUR 11 million were mainly recognized in General and administrative expenses.

Divestments

During 2021 Philips completed three divestments. On September 1, 2021, Philips sold its Domestic Appliances business to global investment firm Hillhouse Investment. For further details on this transaction, refer to note Discontinued operations and assets classified as held for sale.

In addition, the company completed the divestment of the PERS business on June 30, 2021 and completed the divestment of a small business of segment Other on September 17, 2021. As part of PERS divestment, Philips acquired shares in the buyer Connect America Investment Holdings, LLC with a value of EUR 40 million. The investment is classified as a financial asset measured at Fair Value through Other Comprehensive Income (FVTOCI) and is reported as part of Other non-current financial assets. The divestment resulted in a loss of EUR 75 million, which is included in Other Business Expenses in the Statement of Income.